Consolidated Statements of Comprehensive Income ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Revenue	₩ 77,056,549	₩ 85,003,616	₩ 76,009,201
Cost of sales	(70,639,373)	(77,321,199)	(64,154,339)
Gross profit	6,417,176	7,682,417	11,854,862
Selling and administrative expenses
Reversal of (Impairment loss) on trade accounts and notes receivable	17,785	(24,791)	(40,153)
Other administrative expenses	(2,669,687)	(2,479,966)	(2,209,809)
Selling expenses	(233,579)	(294,482)	(393,075)
Other operating income and expenses
Reversal of (Impairment loss) on other receivables	(283,699)	(9,824)	12,975
Other operating income	394,345	592,017	577,997
Other operating expenses	(904,343)	(1,123,685)	(1,027,492)
Operating profit	2,737,998	4,341,686	8,775,305
Share of profit of equity-accounted investees, net	269,678	676,260	649,569
Finance income and costs
Finance income	3,830,746	4,834,011	2,730,110
Finance costs	(4,202,996)	(5,804,466)	(2,765,175)
Profit before income taxes	2,635,426	4,047,491	9,389,809
Income tax expense	(789,367)	(461,534)	(2,213,827)
Profit	1,846,059	3,585,957	7,175,982
Items that will not be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	28,745	946	(17,886)
Foreign currency translation differences	76,433	(48,701)	38,672
Remeasurements of defined benefit plans	(118,548)	105,769	51,155
Net changes in fair value of equity investments at fair value through other comprehensive income	257,725	(10,076)	214,888
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	207,860	132,188	182,992
Foreign currency translation differences	34,118	52,725	347,469
Gain or losses on valuation of derivatives	(1,292)	1,023	309
Other comprehensive income, net of tax	485,041	233,874	817,599
Total comprehensive income	2,331,100	3,819,831	7,993,581
Profit attributable to :
Owners of the controlling company	1,698,202	3,157,536	6,606,728
Non-controllinginterests	147,857	428,421	569,254
Profit	1,846,059	3,585,957	7,175,982
Total comprehensive income attributable to :
Owners of the controlling company	2,131,847	3,394,098	7,374,060
Non-controllinginterests	199,253	425,733	619,521
Total comprehensive income	₩ 2,331,100	₩ 3,819,831	₩ 7,993,581
Earnings per share (in Won)
Basic earnings per share (in Won) | ₩ / shares	₩ 22,383	₩ 41,634	₩ 87,191
Diluted earnings per share (in Won) | (per share)	₩ 22,383	₩ 39,296	₩ 85,240